Allocation of Purchase Price (Detail)	Apr. 06, 2010 USD ($)	Apr. 06, 2010 CNY	Apr. 06, 2010 In-process research and development CNY	Apr. 06, 2010 Backlog CNY
Business Acquisition [Line Items]
Cash		11,876,274
Subscription receivable		95,549,799
Fixed assets		3,650,947
Identifiable intangible assets			12,285,000	2,730,000
Goodwill		10,870,537
Other assets		1,968,347
Liabilities assumed		(2,599,092)
Deferred tax liability		(5,981,135)
Noncontrolling interest at fair value		(15,417,870)
Total	$ 16,840,000.00	114,932,807.00